Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The financial statements of the Company include the accounts of Wells-Gardner Electronics Corporation and its wholly-owned subsidiary, American Gaming & Electronics, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

Management Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP USA) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses, during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

In general, the Company recognizes revenue when the following criteria are met: evidence of an arrangement between the Company and its customer exists, shipment has occurred or services have been rendered, the sales price is fixed and determinable and collectibility is reasonably assured.  Generally, these terms are met upon shipment.

Financial Instruments

The fair value of the Company’s financial instruments does not materially vary from the carrying value of such instruments.

Receivables

Receivables are carried at original invoice or closing statement amount less estimates made for doubtful receivables. Management determines the allowances for doubtful accounts by reviewing and identifying troubled accounts on a monthly basis and by using historical experience applied to an aging of accounts. A receivable is considered to be past due if any portion of the receivable balance is outstanding past terms which are normally 30 to 60 days. Receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded when received.

Inventory Obsolescence & Costing Methods

The Company uses a standard cost method to value inventory. Standard cost is the expected cost of producing a good or service under normal conditions. The standard cost method used approximates the lower of cost (first-in, first-out) or market within a reasonable allowance.  The Company provides an allowance for estimated obsolete or excess inventory based on assumptions about future demands for its products.

Provision for Warranty

The Company offers certain warranties on its products and has a provision for estimated future charges incurred in connection with in-warranty repairs and services. This provision is based on historical actual repairs. If the actual charges incurred exceed management’s estimates, operating results could be impacted.

Property, Plant & Equipment

Property, plant and equipment are stated at cost and are depreciated and amortized for financial reporting purposes over the estimated useful lives on a straight-line basis as follows: machinery & equipment - five to fifteen years and leasehold improvements - shorter of lease term or estimated useful life.

Internal Use Software

Certain costs incurred in the planning and development stage of internal use computer software projects are expensed, while costs incurred during the application development stage are capitalized. Capitalized software costs are amortized over the expected economic life of the software of three to seven years. Total capitalized costs as of December 31, 2011 and 2010 were $1.8 million and are included in property, plant & equipment on the face of the balance sheets. During the years ended December 31, 2011, 2010 and 2009, amortization expense related to the capitalized software was $21,000, $15,000 and $12,000, respectively.

Goodwill

The Company accounts for its goodwill resulting from its purchase of American Gaming and Electronics, Inc. in conformity with GAAP USA. GAAP USA requires that goodwill not be amortized, but instead be tested for impairment at least annually, which the Company does annually in the fourth quarter. The Company determined that there was no impairment of goodwill in 2011 and 2010 by utilization of a discounted cash flow analysis.

Engineering Research & Development

Engineering research and development costs for the years ended December 31, 2011, 2010 and 2009 were approximately $1,502,000, $1,440,000, and $1,344,000, respectively, which were 3.5%, 3.2%, and 2.6% of annual sales, respectively. These costs are recorded in engineering, selling & administrative expenses on the consolidated statement of operations.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, the Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.

Earnings Per Share

Basic earnings per share is based on the weighted-average number of common shares outstanding whereas diluted earnings per share includes the dilutive effect of unexercised common stock options and warrants. Potentially dilutive securities are excluded from diluted earnings per share calculations for periods with a net loss. For all periods reported, earnings per share have been retroactively restated to reflect the stock dividends issued in 2011 and 2010.

Stock Based Compensation

At December 31, 2011, the Company has two stock-based compensation plans, which are described more fully in Note 5. The Company accounts for these plans under the recognition and measurement principles of GAAP USA.

Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued.

Recently Issued Accounting Pronouncements

In September 2011, the FASB issued guidance providing the option to first assess qualitative factors, such as macroeconomic conditions and industry and market considerations, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If impairment is indicated by the qualitative assessment, then it is necessary to perform the two-step goodwill impairment test.  If the option is not elected, the guidance requiring the two-step goodwill impairment test in unchanged.  The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted.  The impact of adoption is not expected to be material to the company’s results of operations or financial position.